Cover	Oct. 10, 2025
Document Information Line Items
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 10, 2025
Entity File Number	001-08675
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	4438 W. Lovers Lane
Entity Address Address Line 2	Unit 100
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75209
City Area Code	406
Local Phone Number	606-4117
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock One [Member]
Document Information Line Items
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE
Common Stock Two [Member]
Document Information Line Items
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE